Income taxes (Tables) - Jefferson Capital, Inc. before the business combination	2 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income before income taxes

Income before taxes consisted of the following (in thousands):

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
United States	$(10,650)
Foreign	—
Income Before Income Taxes	$(10,650)

Schedule of provision for income taxes

The provision for Income taxes consisted of the following (in thousands):

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
Current Expense (benefit)
United States	$—
$—
Deferred expense (benefit)
United States	(2,556)
$(2,556)
Provision for Income Taxes	$(2,556)

Schedule of effective income tax rate reconciliation

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
U.S. Federal provision	21.0%
Effect of:
State and local income taxes, net of federal income tax benefit	3.0%
Effective rate	24.0%

Schedule of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred assets and liabilities consisted of the following (in thousands):

FOR THE PERIOD
NOVEMBER 12, 2024
(INCEPTION) —
DECEMBER 31, 2024
Deferred tax assets:
Net operating losses	$(2,556)
$(2,556)
Deferred tax liabilities:
Deferred tax liabilities	$—
$—
Net deferred tax assets	$(2,556)